Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2020 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(19.75%)
Past 5 years	1.08%
Past 10 years	4.64%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.65%)
Past 5 years	(0.17%)
Past 10 years	3.07%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.55%)
Past 5 years	0.55%
Past 10 years	3.34%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(14.64%)
Past 5 years	2.54%
Past 10 years	5.52%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNK
Average Annual Return:
Past 1 year	(13.94%)
Past 5 years	3.06%
Past 10 years	5.84%